Accounting Policies (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease Right Of Use Asset Expected	$ 108	$ 0
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease Liability Expected	100
Operating Lease Right Of Use Asset Expected	100
Forecast [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 250